Inventories (Narrative) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Inventories [Abstract]
Increase (decrease) in provisions for slow-moving and redundant stock	R (190)	R (12)
Provision for slow moving and redundant stock	R 290	R 480